FAIR VALUE MEASUREMENTS (Details 2) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2011 Puttable floating-rate note RUB	Dec. 31, 2012 Credit-linked notes USD ($)	Dec. 31, 2012 Credit-linked notes RUB	Dec. 31, 2011 Credit-linked notes RUB	Dec. 31, 2012 Carrying amount USD ($)	Dec. 31, 2012 Carrying amount RUB	Dec. 31, 2011 Carrying amount RUB	Dec. 31, 2011 Carrying amount Puttable floating-rate note RUB	Dec. 31, 2012 Carrying amount Credit-linked notes USD ($)	Dec. 31, 2012 Carrying amount Credit-linked notes RUB	Dec. 31, 2011 Carrying amount Credit-linked notes RUB	Dec. 31, 2012 Fair value USD ($)	Dec. 31, 2012 Fair value RUB	Dec. 31, 2011 Fair value RUB	Dec. 31, 2011 Fair value Puttable floating-rate note RUB	Dec. 31, 2012 Fair value Credit-linked notes USD ($)	Dec. 31, 2012 Fair value Credit-linked notes RUB	Dec. 31, 2011 Fair value Credit-linked notes RUB
Carrying amounts and fair values of debt
Total								$ 80.0	2,430.0	4,187.0					$ 79.2	2,404.0	4,136.0	808.0	$ 79.2	2,404.0	3,328.0
Held-to-maturity Securities, Noncurrent	$ 158.4	4,810.0	6,733.0	805.0	$ 80.0	2,430.0	3,382.0				805.0	$ 80.0	2,430.0	3,382.0